Premises, Equipment And Leases (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Summary of Premises And Equipment
Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2015	2014
Land	$67,442	$76,667
Buildings	343,797	360,133
Leasehold improvements	31,270	32,404
Furniture, fixtures, and equipment	194,072	201,443
Premises and equipment, at cost	636,581	670,647
Less accumulated depreciation and amortization	360,962	367,651
Premises and equipment, net	$275,619	$302,996

Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment
Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2015 are shown below:

(Dollars in thousands)
2016	$17,723
2017	15,769
2018	13,690
2019	11,468
2020	9,509
2021 and after	27,059
Total minimum lease payments	$95,218

Payments required under capital leases are not material.

Rent Expense Incurred Under All Operating Lease Obligations
Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2015	2014	2013
Rent expense, gross	$18,166	$20,123	$19,445
Sublease income	(5)	(213)	(1,974)
Rent expense, net	$18,161	$19,910	$17,471